Exhibit 99

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	19

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,181,046.17
Principal:
Principal Collections	$16,563,388.55
Prepayments in Full	$8,840,919.60
Liquidation Proceeds	$571,694.67
Recoveries	$44,018.71

Sub Total	$26,020,021.53

Collections	$28,201,067.70

Purchase Amounts:
Purchase Amounts Related to Principal	$294,942.61
Purchase Amounts Related to Interest	$1,708.00

Sub Total	$296,650.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$28,497,718.31

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	19

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,497,718.31
Servicing Fee	$507,494.42	$507,494.42	$0.00	$0.00	$27,990,223.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,990,223.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,990,223.89
Interest - Class A-3 Notes	$358,984.37	$358,984.37	$0.00	$0.00	$27,631,239.52
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$27,372,164.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,372,164.52
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$27,293,909.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,293,909.10
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$27,236,485.77
Third Priority Principal Payment	$2,335,688.49	$2,335,688.49	$0.00	$0.00	$24,900,797.28
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$24,828,572.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,828,572.28
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,428,572.28
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,428,572.28
Residual Released to Depositor	$0.00	$3,428,572.28	$0.00	$0.00	$0.00

Total		$28,497,718.31

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,335,688.49
Regular Principal Payment	$21,400,000.00

Total	$23,735,688.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,735,688.49	$62.14	$358,984.37	$0.94	$24,094,672.86	$63.08
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$23,735,688.49	$21.77	$825,963.12	$0.76	$24,561,651.61	$22.53

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$326,349,431.69	0.8543179	$302,613,743.20	0.7921826
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$545,799,431.69	0.5006186	$522,063,743.20	0.4788477
Pool Information
Weighted Average APR		4.406%		4.397%
Weighted Average Remaining Term		40.76		39.97
Number of Receivables Outstanding		37,574		36,761
Pool Balance		$608,993,302.71		$582,253,329.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$545,799,431.69		$522,063,743.20
Pool Factor		0.5074945		0.4852112

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$60,189,586.10
Targeted Overcollateralization Amount	$60,189,586.10
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$60,189,586.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	112	$469,027.98
(Recoveries)	60	$44,018.71

Net Losses for Current Collection Period		$425,009.27
Cumulative Net Losses Last Collection Period		$4,853,763.93

Cumulative Net Losses for all Collection Periods		$5,278,773.20

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.84%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.76%	591	$10,235,972.47
61-90 Days Delinquent	0.12%	45	$708,238.07
91-120 Days Delinquent	0.04%	13	$227,020.09
Over 120 Days Delinquent	0.13%	39	$776,999.32

Total Delinquent Receivables	2.05%	688	$11,948,229.95

Repossession Inventory:

Repossessed in the Current Collection Period		38	$754,306.99
Total Repossessed Inventory		49	$1,022,548.05

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3907%
Preceding Collection Period			0.7642%
Current Collection Period			0.8563%
Three Month Average			0.6704%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2366%
Preceding Collection Period			0.2289%
Current Collection Period			0.2639%
Three Month Average			0.2431%